                                                               File Nos. 2-86837
                                                                        811-3859


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                      [ X ]


                         Pre-Effective Amendment No.             [   ]

                     Post-Effective Amendment No. 31             [ X ]

                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                [ X ]

                                Amendment No. 24

                        (Check appropriate box or boxes)
                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     Anchor National Life Insurance Company
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                              Susan L. Harris, Esq.
                     Anchor National Life Insurance Company
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

                 immediately upon filing pursuant to paragraph (b) of Rule 485
              --
              X  on March 31, 1999 pursuant to paragraph (b) of Rule 485
              --
                 60 days after filing pursuant to paragraph (a)(1) of Rule 485
              --
                 on [            ] pursuant to paragraph (a)(1) of Rule 485
              --

                            VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS



Incorporated herein by reference to Post-Effective Amendment No. 30 under the Securities Act of 1933 (the 33 Act) and No. 23 under the Investment Company Act of 1940 (the 40 Act), to Registration Statement File Nos. 2-86837 and 811-3859 filed on Form N-4 on December 15, 1999.

                  PART B - STATEMENT OF ADDITIONAL INFORMATION



Incorporated herein by reference to Post-Effective Amendment No. 30 under the Securities Act of 1933 (the 33 Act) and No. 23 under the Investment Company Act of 1940 (the 40 Act), to Registration Statement File Nos. 2-86837 and 811-3859 filed on Form N-4 on December 15, 1999.


                                     PART C

               Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                              AMERICAN PATHWAY II

                                   PROSPECTUS


                                DECEMBER 29, 1999

Incorporated herein by reference to Post-Effective Amendment No. 30 under the Securities Act of 1933 (the 33 Act) and No. 23 under the Investment Company Act of 1940 (the 40 Act), to Registration Statement File Nos. 2-86837 and 811-3859 filed on Form N-4 on December 15, 1999.

                       STATEMENT OF ADDITIONAL INFORMATION


                            VARIABLE SEPARATE ACCOUNT


         INDIVIDUAL DEFERRED VARIABLE BENEFIT AND FIXED BENEFIT ANNUITY
             FLEXIBLE PURCHASE PAYMENT - NON-PARTICIPATING CONTRACT




                     ANCHOR NATIONAL LIFE INSURANCE COMPANY




                                 March 31, 2000
















                This Statement of Additional Information is not a prospectus, but should be read in conjunction with the American Pathway II Prospectus, dated March 31, 2000, as it may be supplemented, a copy of which may be obtained without charge by writing to Anchor National Life Insurance Company, Service Center, P.O. Box 54299, Los Angeles, California 90054-0299, or by calling (800) 445-SUN2.

                                TABLE OF CONTENTS


TOPIC                                                                      PAGE
Variable Account Accumulation Provision .....................................3
Performance Data ............................................................4
Taxes .......................................................................6
Distribution of Contracts...................................................10
Financial Statements........................................................11

                  VARIABLE ACCOUNT ACCUMULATION PROVISIONS


         ACCUMULATION UNITS - The number of accumulation units purchased for a contract owner ("Owner") with respect to his or her initial purchase payment is determined by dividing the amount credited to each Variable Account by the accumulation unit value for that Variable Account next computed following acceptance of the application (generally the next business day after receipt of payment by the Company). In the event that an application fails to recite all necessary information, the Company will promptly request that the Owner furnish further instructions and will hold the initial purchase payment in a suspense account, without interest, for a period not exceeding five business days from receipt of the application at the Company. If the necessary information is not received within five business days, the Company will return the initial purchase payment to the prospective Owner unless the prospective Owner, after being informed of the reasons for the delay, specifically consents to the Company retaining the initial purchase payment until the application is made complete. The number of accumulation units purchased with respect to subsequent purchase payments is determined by dividing the amount credited to each Variable Account by the applicable accumulation unit value for the valuation period next determined following receipt of the payment by the Company. The accumulation unit value of each Variable Account varies in accordance with the investment experience of that Variable Account, and is affected by the investment experience of the respective Fund series, by expenses and by the deduction of certain charges.

         VALUE OF AN ACCUMULATION UNIT - The accumulation unit value of each Variable Account was arbitrarily set at $10 when the Variable Account was established. The value of an accumulation unit may increase or decrease from one valuation period to the next. All Variable Accounts are valued as of the close of general trading on the New York Stock Exchange. The value for any valuation period is determined by multiplying the value of an accumulation unit for the last prior valuation period by the net investment factor for that Variable Account for the current valuation period. The value of an accumulation unit is independently computed for each Variable Account using the net investment factor applicable to that Variable Account.

         NET INVESTMENT FACTOR - This is an index used to measure the investment performance of a Variable Account from one valuation period to the next. For each Variable Account, the net investment factor for a valuation period is found by dividing (a) by (b), and reducing the result by (c):

         Where (a) is:
                  The net asset value as of the end of the current valuation period of a share of the series of the Fund in which the assets of the Variable Account are invested, plus the per share amount of any dividends and other distributions on those shares since the end of the immediately preceding valuation period;

         Where (b) is:

                  The net asset value of a share of the specified series of the Fund as of the end of the immediately preceding valuation period;

         And where (c) is:
                  The deduction for mortality, expense and distribution expense risks, that shall remain constant at .00356% for each day in the current valuation period. The maximum daily deduction for mortality, expense risks and distribution risks is equivalent to an annual rate of 1.30%.

         To the extent that the net investment factor is less than 1, the accumulation unit value will decrease. To the extent that the net investment factor is greater than 1, the accumulation unit value will increase.

                                PERFORMANCE DATA


         Performance data for the various Variable Accounts are determined in the manner described below.

CASH MANAGEMENT ACCOUNT


         The annualized current yield and the effective yield for the Cash Management Account for the 7 day period ended December 31, 1999 with and without the Enhanced Death Benefit ("EDB") were as follows:



                                   Current Yield       Effective Yield
                                   -------------       ---------------
          A.   With EDB:           3.80%                 3.88%
          B.   Without EDB:        3.90%                 3.97%


         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV - SV - CMF)/(SV)

         where:

         SV = value of one Accumulation Unit at the start of a 7 day period

         EV = value of one Accumulation Unit at the end of the 7 day period

         CMF = an allocated portion of the $30 annual Contract Maintenance Fee, prorated for 7 days

         The change in the value of the Accumulation Unit during the 7 day period reflects the income received, minus any expenses incurred during such 7 day period. The Contract Maintenance Fee ("CMF") is first allocated among the Fixed and Variable Accounts so that each Account's allocated portion of the charge is proportional to the percentage of the number of Owners' accounts that have money allocated to that investment portfolio. The portion of the CMF allocable to the Cash Management Account is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Account. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         The Cash Management Account also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Cash Management Series. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                  Effective Yield = [(Base Period Return + 1)365/7 - 1].

         Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of premium taxes, transfer fees, or withdrawal charges.

         The yields quoted should not be considered a representation of the yield of the Cash

Management Account in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Cash Management Account and changes in interest rates on such investments, but also on factors such as a contract owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

         Yield information may be useful in reviewing the performance of the Cash Management Account and for providing a basis for comparison with other investment alternatives. However, the Cash Management Account's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

ALL OTHER VARIABLE ACCOUNTS

         The Variable Accounts other than the Cash Management Account compute their performance data as "total return." The total returns of the various Variable Accounts over the last 1, 5, and 10 year periods, and since their inception, are shown below, both with/without an assumed complete redemption at the end of the period.


             TOTAL ANNUAL RETURN (IN PERCENT) FOR PERIODS ENDING ON
                               DECEMBER 31, 1999
                        (RETURN WITH/WITHOUT REDEMPTION)




WITHOUT ENHANCED           INCEPTION                                                          SINCE
DEATH BENEFIT                DATE            1 YEAR           5 YEARS           10 YEARS      INCEPTION
----------------           ---------         ------           -------           --------      ---------
Growth                     2/07/84           40.54/45.54%     29.66/30.02%      19.79%        18.83%
Growth-Income              2/07/84            2.85/7.85%      19.24/19.73%      13.13%        14.68%
High-Yield Bond            2/07/84           -7.98/-2.98%      6.86/7.62%        8.24%         9.74%
U.S. Government           11/20/85           -6.46/-1.46%       4.72/5.54%       5.92%         6.34%
Asset Allocation           3/31/89            3.88/8.88%      15.18/15.74%      10.98%        11.19%
International              5/03/90           56.11/61.11%      22.51/22.95%       N/A         14.38%

WITH ENHANCED              INCEPTION                                                            SINCE
DEATH BENEFIT                DATE            1 YEAR            5 YEARS          10 YEARS      INCEPTION
----------------           ---------         ------           ----------     ------------     ---------
Growth                     2/07/84           40.39/45.39%    29.56/29.92%        19.69%         18.73%
Growth-Income              2/07/84            2.74/7.74%     19.14/19.63%        13.03%         14.58%
High-Yield Bond            2/07/84           -8.07/-3.07%     6.76/7.52%          8.14%          9.64%
U.S. Government           11/20/85           -6.60/-1.60%     4.62/5.44%          5.82%          6.24%
Asset Allocation           3/31/89            3.77/8.77%     15.08/15.64%        10.88%         11.09%
International              5/03/90           55.96/60.96%    22.41/22.85%         N/A           14.28%




----------

         These figures show the total return hypothetically experienced by contracts funded through the various Variable Accounts over the time periods shown.


        In October 1997, the Company began to offer an optional enhanced death benefit to existing and new policyholders. Choice of this benefit results in a 0.10% increase in the Mortality Risk Charge and slightly reduced annual returns. Therefore, figures are shown both with and without election of the enhanced death benefit.


         Total return for a Variable Account represents a computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a contract funded by that Variable Account made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

        P(1+T)n = ERV
         where:
                  P =      a hypothetical initial payment of $1000
                  T =      average annual total return
                  n =      number of year
                ERV =      ending redeemable value of a hypothetical $1000
                           payment made at the beginning of the 1, 5, or 10 year
                           periods at the end of the 1, 5, or 10 year periods
                           (or fractional portion thereof).

         The total return figures given above reflect the effect of both non-recurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Account, described above. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption in the case of the first of the two sets of figures given in the table for each Variable Account, tax qualification status and time period. Because the impact of Contract Maintenance Fee on a particular contract owner's account would generally have differed from those assumed in the computation, due to differences between most actual allocations and the assumed ones, as well as differences due to varying account sizes, the total return experienced by an actual account over these same time periods would generally have been different from those given above. As with the Cash Management Account's yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.


                                      TAXES

GENERAL

         Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the income option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Non-qualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

         For income payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of income payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

         The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

         The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

         An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code (other than (1) annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and
(2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

         Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

         The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MULTIPLE CONTRACTS


         Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

         An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

QUALIFIED PLANS

         The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

         Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

         Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

         (a)      H.R. 10 PLANS

                  Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b)      TAX-SHELTERED ANNUITIES

                  Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c)      INDIVIDUAL RETIREMENT ANNUITIES

                  Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (d)      ROTH IRAS

                  Section 408(a) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the taxes on the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

         (e)      CORPORATE PENSION AND PROFIT-SHARING PLANS

                  Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (f)      DEFERRED COMPENSATION PLANS - SECTION 457

                  Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an owner or a Beneficiary. As of January 1, 1999, all 457 plans of state and local governments must hold assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their Beneficiaries.


                            DISTRIBUTION OF CONTRACTS

        The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS


         The consolidated financial statements of the Company as of September 30, 1998 and 1997 and for each of the three years in the period ended September 30, 1998 are incorporated herein by reference to Post-Effective Amendment No. 29 under the Securities Act of 1933 (the 33 Act) and No. 22 under the Investment Company Act of 1940 (the 40 Act) to this Registration Statement file No.
2-86837 and 811-3859 filed on form N-4 on December 15, 1999. Effective
December 31, 1999, the Company changed its fiscal year end from September 30 to December 31. Reflecting this change, also incorporated herein by reference to the above stated Registration Statement is the audited Transition Report of the Company as of and for the three month period ended December 31, 1998.

         Effective December 31, 1999, Variable Separate Account changed its fiscal year end from November 30 to December 31. Reflecting this change, included in this Statement of Additional Information are the Variable Separate Account (Portion Relating to the AMERICAN PATHWAY Variable Annuity) audited financial statements as of and for the one month period ended December 31, 1999 and as of November 30, 1999 and for each of the two fiscal years in the period ended November 30, 1999.

         Documents incorporated by reference for filing purposes will still appear at the end of this document when it is distributed upon request.

         PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, California 90071, serves as the independent accountants for the Separate Account and the Company. The financial statements referred to above included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE AMERICAN PATHWAY VARIABLE ANNUITY)


                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                     DECEMBER 31, 1999 AND NOVEMBER 30, 1999

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of Anchor National Life Insurance Company and the Contractholders of its separate account, Variable Separate Account (Portion Relating to the AMERICAN PATHWAY Variable Annuity)

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Variable Account constituting Variable Separate Account (Portion Relating to the AMERICAN PATHWAY Variable Annuity), a separate account of Anchor National Life Insurance Company (the "Separate Account") at December 31, 1999 and November 30, 1999, the results of their operations for the one month ended December 31, 1999 and for the fiscal year ended November 30, 1999, and the changes in their net assets for the one month ended December 31, 1999 and for the two fiscal years ended November 30, 1999 and November 30, 1998, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1999 and November 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.





PricewaterhouseCoopers LLP
Los Angeles, California
March 3, 2000

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the AMERICAN PATHWAY Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999




                                                  Growth      International      Growth-Income     Asset Allocation
                                                  Series             Series             Series               Series
                                           --------------     --------------     --------------     ---------------
Assets:
      Investments in Anchor Pathway Fund,
         at market value                   $1,141,306,961     $  273,472,318     $  865,115,835     $  120,323,480
Liabilities                                             0                  0                  0                  0
                                           --------------     --------------     --------------     --------------

Net Assets                                 $1,141,306,961     $  273,472,318     $  865,115,835     $  120,323,480
                                           ==============     ==============     ==============     ==============

Accumulation units outstanding                  7,310,016          7,396,232          9,754,309          3,824,081
                                           ==============     ==============     ==============     ==============




Series Without Enhanced Death Benefit:

       Net Assets                          $1,104,688,035     $  263,764,998     $  836,413,848     $  116,870,316

      Accumulation units outstanding            7,074,981          7,133,139          9,430,010          3,714,099

      Unit value of accumulation units     $       156.14     $        36.98     $        88.70     $        31.47



Series With Enhanced Death Benefit:

       Net Assets                          $   36,618,926     $    9,707,320     $   28,701,987     $    3,453,164

      Accumulation units outstanding              235,035            263,093            324,299            109,982

      Unit value of accumulation units     $       155.80     $        36.90     $        88.50     $        31.40

                                                                U.S. Government/               Cash
                                              High-Yield Bond          AAA-Rated         Management
                                                       Series   Securities Series            Series              TOTAL
                                               --------------     --------------     --------------     ---------------
Assets:
      Investments in Anchor Pathway Fund,
         at market value                       $   70,673,156     $   61,756,659     $   75,000,117     $ 2,607,648,526
Liabilities                                                 0                  0                  0                   0
                                               --------------     --------------     --------------     ---------------

Net Assets                                     $   70,673,156     $   61,756,659     $   75,000,117     $ 2,607,648,526
                                               ==============     ==============     ==============     ===============

Accumulation units outstanding                      1,599,792          2,574,425          3,774,146
                                               ==============     ==============     ==============     ===============




Series Without Enhanced Death Benefit:

       Net Assets                              $   68,957,793     $   60,396,170     $   72,139,960

      Accumulation units outstanding                1,560,881          2,517,588          3,629,946

      Unit value of accumulation units         $        44.18     $        23.99     $        19.87



Series With Enhanced Death Benefit:

       Net Assets                              $    1,715,363     $    1,360,489     $    2,860,157

      Accumulation units outstanding                   38,911             56,837            144,200

      Unit value of accumulation units         $        44.08     $        23.94     $        19.83


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the AMERICAN PATHWAY Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1999




                                               Growth          International      Growth-Income    Asset Allocation
                                               Series                 Series             Series              Series
                                           --------------     --------------     --------------     --------------
Assets:
      Investments in Anchor Pathway Fund,
         at market value                   $1,031,722,826     $  239,753,729     $  865,456,606     $  120,105,395
                                           --------------     --------------     --------------     --------------

Liabilities                                             0                  0                  0                  0
                                           --------------     --------------     --------------     --------------
Net Assets                                 $1,031,722,826     $  239,753,729     $  865,456,606     $  120,105,395
                                           ==============     ==============     ==============     ==============
Accumulation units outstanding                  7,394,747          7,479,289          9,923,248          3,912,401
                                           ==============     ==============     ==============     ==============



Series Without Enhanced Death Benefit:

       Net Assets                          $  998,742,823     $  231,418,208     $  836,643,120     $  116,723,723

      Accumulation units outstanding            7,157,890          7,218,730          9,592,209          3,802,018

      Unit value of accumulation units     $       139.53     $        32.06     $        87.22     $        30.70



Series With Enhanced Death Benefit:

       Net Assets                          $   32,980,003     $    8,335,521     $   28,813,486     $    3,381,672

      Accumulation units outstanding              236,857            260,559            331,039            110,383

      Unit value of accumulation units     $       139.24     $        31.99     $        87.04     $        30.64

                                                                 U.S. Government/           Cash
                                              High-Yield Bond           AAA-Rated     Management
                                                       Series    Securities Series         Series            TOTAL
                                               --------------     --------------     --------------     ---------------
Assets:
      Investments in Anchor Pathway Fund,
         at market value                       $   72,583,426     $   63,416,897     $   70,787,649     $ 2,463,826,528
                                               --------------     --------------     --------------     ---------------
Liabilities                                                 0                  0                  0                   0
                                               --------------     --------------     --------------     ---------------
Net Assets                                     $   72,583,426     $   63,416,897     $   70,787,649     $ 2,463,826,528
                                               ==============     ==============     ==============     ===============
Accumulation units outstanding                      1,659,097          2,629,805          3,573,852
                                               ==============     ==============     ==============     ===============



Series Without Enhanced Death Benefit:

       Net Assets                              $   70,828,387     $   62,044,327     $   68,324,852

      Accumulation units outstanding                1,618,900          2,572,769          3,449,288

      Unit value of accumulation units         $        43.75     $        24.12     $        19.81



Series With Enhanced Death Benefit:

       Net Assets                              $    1,755,039     $    1,372,570     $    2,462,797

      Accumulation units outstanding                   40,197             57,036            124,564

      Unit value of accumulation units         $        43.66     $        24.06     $        19.77



                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the AMERICAN PATHWAY Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 1999




                                                            Market Value
Variable Accounts                            Shares           Per Share      Market Value             Cost
-----------------                            ------           ---------      ------------             ----
    Growth Series                          20,828,178       $   54.80       $1,141,306,961       $  788,618,441

    International Series                   13,509,034           20.24          273,472,318          186,811,799

    Growth-Income Series                   29,874,835           28.96          865,115,835          827,329,087

    Asset Allocation Series                 9,107,133           13.21          120,323,480          119,422,848

    High-Yield Bond Series                  7,028,104           10.06           70,673,156           87,455,192

     U.S. Government / AAA-Rated
       Securities Series                    6,120,351           10.09           61,756,659           68,099,157

    Cash Management Series                  6,827,274           10.99           75,000,117           75,413,974
                                                                            --------------       --------------
                                                                            $2,607,648,526       $2,153,150,498
                                                                            ==============       ==============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the AMERICAN PATHWAY Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                NOVEMBER 30, 1999




                                                                Market Value
Variable Accounts                               Shares            Per Share          Market Value                Cost
-----------------                               ------            ---------          ------------                ----
    Growth Series                             21,092,938           $ 48.91          $1,031,722,826          $  798,238,768

    International Series                      13,675,890             17.53             239,753,729             188,943,778

    Growth-Income Series                      30,425,905             28.44             865,456,606             842,625,997

    Asset Allocation Series                    9,327,798             12.88             120,105,395             122,307,959

    High-Yield Bond Series                     7,296,710              9.95              72,583,426              90,804,919

     U.S. Government / AAA-Rated
        Securities Series                      6,258,935             10.13              63,416,897              69,673,145

    Cash Management Series                     6,472,154             10.94              70,787,649              71,555,798
                                                                                    --------------          --------------
                                                                                    $2,463,826,528          $2,184,150,364
                                                                                    ==============          ==============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the AMERICAN PATHWAY Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999



                                                         Growth          International      Growth-Income    Asset Allocation
                                                         Series             Series             Series             Series
                                                      -------------      -------------      -------------      -------------
Investment income:
      Dividends and capital gains distributions       $           0      $           0      $           0      $           0
                                                      -------------      -------------      -------------      -------------
          Total investment income                                 0                  0                  0                  0
                                                      -------------      -------------      -------------      -------------

Expenses:
      Mortality risk charge                                (741,784)          (174,801)          (580,535)           (81,100)
      Expense risk charge                                  (324,531)           (76,475)          (253,984)           (35,481)
      Distribution expense charge                          (139,084)           (32,775)          (108,851)           (15,206)
      Enhanced death benefit charge                          (2,983)              (769)            (2,425)              (289)
                                                      -------------      -------------      -------------      -------------
          Total expenses                                 (1,208,382)          (284,820)          (945,795)          (132,076)
                                                      -------------      -------------      -------------      -------------

Net investment income (loss)                             (1,208,382)          (284,820)          (945,795)          (132,076)
                                                      -------------      -------------      -------------      -------------

Net realized gains (losses) from securities
      transactions:
          Proceeds from shares sold                      15,180,200          3,759,140         15,687,601          2,963,235
          Cost of shares sold                           (11,052,578)        (2,782,683)       (15,372,332)        (2,987,774)
                                                      -------------      -------------      -------------      -------------

Net realized gains (losses) from
      securities transactions                             4,127,622            976,457            315,269            (24,539)
                                                      -------------      -------------      -------------      -------------

Net unrealized appreciation (depreciation)
      of investments:
          Beginning of period                           233,484,058         50,809,951         22,830,609         (2,202,564)
          End of period                                 352,688,520         86,660,519         37,786,748            900,632
                                                      -------------      -------------      -------------      -------------


Change in net unrealized appreciation/
      depreciation of investments                       119,204,462         35,850,568         14,956,139          3,103,196
                                                      -------------      -------------      -------------      -------------

Increase (decrease) in net assets from operations     $ 122,123,702      $  36,542,205      $  14,325,613      $   2,946,581
                                                      =============      =============      =============      =============

                                                                        U.S. Government/        Cash
                                                     High-Yield Bond       AAA-Rated         Management
                                                         Series        Securities Series       Series             TOTAL
                                                      --------------     --------------     --------------     -------------
Investment income:
      Dividends and capital gains distributions       $           0      $           0      $           0      $           0
                                                      --------------     --------------     --------------     -------------
          Total investment income                                 0                  0                  0                  0
                                                      --------------     --------------     --------------     -------------

Expenses:
      Mortality risk charge                                 (48,798)           (42,646)           (50,001)        (1,719,665)
      Expense risk charge                                   (21,349)           (18,658)           (21,875)          (752,353)
      Distribution expense charge                            (9,150)            (7,996)            (9,375)          (322,437)
      Enhanced death benefit charge                            (146)              (116)              (201)            (6,929)
                                                      --------------     --------------     --------------     -------------
          Total expenses                                    (79,443)           (69,416)           (81,452)        (2,801,384)
                                                      --------------     --------------     --------------     -------------

Net investment income (loss)                                (79,443)           (69,416)           (81,452)        (2,801,384)
                                                      --------------     --------------     --------------     -------------

Net realized gains (losses) from securities
      transactions:
          Proceeds from shares sold                       2,720,051          1,705,196          3,996,004         46,011,427
          Cost of shares sold                            (3,378,286)        (1,876,370)        (4,027,249)       (41,477,272)
                                                      --------------     --------------     --------------     -------------

Net realized gains (losses) from
      securities transactions                              (658,235)          (171,174)           (31,245)         4,534,155
                                                      --------------     --------------     --------------     -------------

Net unrealized appreciation (depreciation)
      of investments:
          Beginning of period                           (18,221,493)        (6,256,248)          (768,149)       279,676,164
          End of period                                 (16,782,036)        (6,342,498)          (413,857)       454,498,028
                                                      --------------     --------------     --------------     -------------


Change in net unrealized appreciation/
      depreciation of investments                         1,439,457            (86,250)           354,292        174,821,864
                                                      --------------     --------------     --------------     -------------

Increase (decrease) in net assets from operations     $     701,779      $    (326,840)     $     241,595      $ 176,554,635
                                                      ==============     ==============     ==============     =============



                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the AMERICAN PATHWAY Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999



                                                          Growth         International      Growth-Income    Asset Allocation
                                                          Series             Series             Series             Series
                                                      -------------      -------------      -------------      -------------
Investment income:
      Dividends and capital gains distributions       $ 245,172,552      $  32,975,428      $ 253,395,145      $  28,741,994
                                                      -------------      -------------      -------------      -------------
          Total investment income                       245,172,552         32,975,428        253,395,145         28,741,994
                                                      -------------      -------------      -------------      -------------

Expenses:
      Mortality risk charge                              (7,616,791)        (1,663,739)        (7,422,759)        (1,025,990)
      Expense risk charge                                (3,332,346)          (727,886)        (3,247,457)          (448,871)
      Distribution expense charge                        (1,428,148)          (311,951)        (1,391,767)          (192,373)
      Enhanced death benefit charge                         (30,112)            (7,057)           (30,097)            (3,540)
                                                      -------------      -------------      -------------      -------------
          Total expenses                                (12,407,397)        (2,710,633)       (12,092,080)        (1,670,774)
                                                      -------------      -------------      -------------      -------------

Net investment income                                   232,765,155         30,264,795        241,303,065         27,071,220
                                                      -------------      -------------      -------------      -------------

Net realized gains (losses) from securities
      transactions:
          Proceeds from shares sold                     185,430,066         44,878,440        162,784,398         26,915,795
          Cost of shares sold                          (130,635,653)       (38,996,974)      (125,615,450)       (23,441,579)
                                                      -------------      -------------      -------------      -------------

Net realized gains (losses) from
      securities transactions                            54,794,413          5,881,466         37,168,948          3,474,216
                                                      -------------      -------------      -------------      -------------

Net unrealized appreciation (depreciation)
      of investments:
          Beginning of period                           181,579,316          6,210,187        208,464,161         18,831,587
          End of period                                 233,484,058         50,809,951         22,830,609         (2,202,564)
                                                      -------------      -------------      -------------      -------------

Change in net unrealized appreciation/
      depreciation of investments                        51,904,742         44,599,764       (185,633,552)       (21,034,151)
                                                      -------------      -------------      -------------      -------------

Increase (decrease) in net assets from operations     $ 339,464,310      $  80,746,025      $  92,838,461      $   9,511,285
                                                      =============      =============      =============      =============

                                                                            U.S. Government/         Cash
                                                          High-Yield Bond      AAA-Rated          Management
                                                               Series       Securities Series        Series             TOTAL
                                                           -------------    -----------------    -------------      -------------
Investment income:
      Dividends and capital gains distributions            $  15,724,038      $   6,124,727      $   4,171,640      $ 586,305,524
                                                           -------------      -------------      -------------      -------------
          Total investment income                             15,724,038          6,124,727          4,171,640        586,305,524
                                                           -------------      -------------      -------------      -------------

Expenses:
      Mortality risk charge                                     (679,157)          (569,436)          (597,243)       (19,575,115)
      Expense risk charge                                       (297,131)          (249,128)          (261,294)        (8,564,113)
      Distribution expense charge                               (127,342)          (106,769)          (111,983)        (3,670,333)
      Enhanced death benefit charge                               (2,279)            (1,638)            (2,189)           (76,912)
                                                           -------------      -------------      -------------      -------------
          Total expenses                                      (1,105,909)          (926,971)          (972,709)       (31,886,473)
                                                           -------------      -------------      -------------      -------------

Net investment income                                         14,618,129          5,197,756          3,198,931        554,419,051
                                                           -------------      -------------      -------------      -------------

Net realized gains (losses) from securities
      transactions:
          Proceeds from shares sold                           40,390,860         27,457,866        115,888,661        603,746,086
          Cost of shares sold                                (42,605,158)       (28,705,329)      (115,628,136)      (505,628,279)
                                                           -------------      -------------      -------------      -------------

Net realized gains (losses) from
      securities transactions                                 (2,214,298)        (1,247,463)           260,525         98,117,807
                                                           -------------      -------------      -------------      -------------

Net unrealized appreciation (depreciation)
      of investments:
          Beginning of period                                 (2,687,390)        (1,889,996)           336,688        410,844,553
          End of period                                      (18,221,493)        (6,256,248)          (768,149)       279,676,164
                                                           -------------      -------------      -------------      -------------

Change in net unrealized appreciation/
      depreciation of investments                            (15,534,103)        (4,366,252)        (1,104,837)      (131,168,389)
                                                           -------------      -------------      -------------      -------------

Increase (decrease) in net assets from operations          $  (3,130,272)     $    (415,959)     $   2,354,619      $ 521,368,469
                                                           =============      =============      =============      =============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the AMERICAN PATHWAY Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999



                                                         Growth           International        Growth-Income       Asset Allocation
                                                         Series               Series                Series              Series
                                                    ----------------     ----------------     ----------------     ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                  $    (1,208,382)     $      (284,820)     $      (945,795)     $      (132,076)
                                                    ----------------     ----------------     ----------------     ----------------
      Net realized gains (losses) from
          securities transactions                         4,127,622              976,457              315,269              (24,539)
      Change in net unrealized appreciation/
          depreciation of investments                   119,204,462           35,850,568           14,956,139            3,103,196
                                                    ----------------     ----------------     ----------------     ----------------
      Increase (decrease) in net assets from
          operations                                    122,123,702           36,542,205           14,325,613            2,946,581
                                                    ----------------     ----------------     ----------------     ----------------
From capital transactions without
      enhanced death benefit:
          Net proceeds from units sold                      707,956              213,372              446,350               50,864
          Cost of units redeemed                        (11,227,444)          (2,630,128)         (12,283,947)          (1,793,646)
          Net transfers                                  (1,739,330)            (493,824)          (2,239,426)            (973,132)
                                                    ----------------     ----------------     ----------------     ----------------
      Increase (decrease) in net assets from
          capital transactions                          (12,258,818)          (2,910,580)         (14,077,023)          (2,715,914)
                                                    ----------------     ----------------     ----------------     ----------------

From capital transactions with
      enhanced death benefit:
          Net proceeds from units sold                        2,720                  591                4,880                  355
          Cost of units redeemed                           (162,413)             (57,273)            (224,831)             (13,867)
          Net transfers                                    (121,056)             143,646             (369,410)                 930
                                                    ----------------     ----------------     ----------------     ----------------
      Increase (decrease) in net assets from
          capital transactions                             (280,749)              86,964             (589,361)             (12,582)
                                                    ----------------     ----------------     ----------------     ----------------
Total increase (decrease) in net assets from
      capital transactions                              (12,539,567)          (2,823,616)         (14,666,384)          (2,728,496)
Increase (decrease) in net assets                       109,584,135           33,718,589             (340,771)             218,085
Net assets at beginning of period                     1,031,722,826          239,753,729          865,456,606          120,105,395
                                                    ----------------     ----------------     ----------------     ----------------
Net assets at end of period                         $ 1,141,306,961      $   273,472,318      $   865,115,835      $   120,323,480
                                                    ================     ================     ================     ================

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Series without enhanced death benefit:
      Units sold                                              4,801                6,237                5,079                1,727
      Units redeemed                                        (75,809)             (76,825)            (141,548)             (58,097)
      Units transferred                                     (11,901)             (15,003)             (25,730)             (31,549)
                                                    ----------------     ----------------     ----------------     ----------------
Decrease in units outstanding                               (82,909)             (85,591)            (162,199)             (87,919)
Beginning units                                           7,157,890            7,218,730            9,592,209            3,802,018
                                                    ----------------     ----------------     ----------------     ----------------
Ending units                                              7,074,981            7,133,139            9,430,010            3,714,099
                                                    ================     ================     ================     ================
Series with enhanced death benefit:
      Units sold                                                 18                   17                   57                   12
      Units redeemed                                         (1,099)              (1,687)              (2,610)                (444)
      Units transferred                                        (741)               4,204               (4,187)                  31
                                                    ----------------     ----------------     ----------------     ----------------
Increase in units outstanding                                (1,822)               2,534               (6,740)                (401)
Beginning units                                             236,857              260,559              331,039              110,383
                                                    ----------------     ----------------     ----------------     ----------------
Ending units                                                235,035              263,093              324,299              109,982
                                                    ================     ================     ================     ================

                                                                     U.S. Government/           Cash
                                                 High-Yield Bond         AAA-Rated           Management
                                                      Series         Securities Series          Series                TOTAL
                                                 ----------------     ----------------     ----------------     ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)               $       (79,443)     $       (69,416)     $       (81,452)     $    (2,801,384)
                                                 ----------------     ----------------     ----------------     ----------------
      Net realized gains (losses) from
          securities transactions                       (658,235)            (171,174)             (31,245)           4,534,155
      Change in net unrealized appreciation/
          depreciation of investments                  1,439,457              (86,250)             354,292          174,821,864
                                                 ----------------     ----------------     ----------------     ----------------
      Increase (decrease) in net assets from
          operations                                     701,779             (326,840)             241,595          176,554,635
                                                 ----------------     ----------------     ----------------     ----------------
From capital transactions without
      enhanced death benefit:
          Net proceeds from units sold                    25,373               20,056               21,287            1,485,258
          Cost of units redeemed                      (1,146,825)          (1,203,690)          (3,626,251)         (33,911,931)
          Net transfers                               (1,434,278)            (144,949)           7,186,045              161,106
                                                 ----------------     ----------------     ----------------     ----------------
      Increase (decrease) in net assets from
          capital transactions                        (2,555,730)          (1,328,583)           3,581,081          (32,265,567)
                                                 ----------------     ----------------     ----------------     ----------------

From capital transactions with
      enhanced death benefit:
          Net proceeds from units sold                         0                3,662                1,000               13,208
          Cost of units redeemed                         (18,393)              (4,575)              (1,351)            (482,703)
          Net transfers                                  (37,926)              (3,902)             390,143                2,425
                                                 ----------------     ----------------     ----------------     ----------------
      Increase (decrease) in net assets from
          capital transactions                           (56,319)              (4,815)             389,792             (467,070)
                                                 ----------------     ----------------     ----------------     ----------------
Total increase (decrease) in net assets from
      capital transactions                            (2,612,049)          (1,333,398)           3,970,873          (32,732,637)
Increase (decrease) in net assets                     (1,910,270)          (1,660,238)           4,212,468          143,821,998
Net assets at beginning of period                     72,583,426           63,416,897           70,787,649        2,463,826,528
                                                 ----------------     ----------------     ----------------     ----------------
Net assets at end of period                      $    70,673,156      $    61,756,659      $    75,000,117      $ 2,607,648,526
                                                 ================     ================     ================     ================

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Series without enhanced death benefit:
      Units sold                                             591                  852                1,080
      Units redeemed                                     (26,208)             (49,990)            (182,787)
      Units transferred                                  (32,402)              (6,043)             362,365
                                                 ----------------     ----------------     ----------------
Decrease in units outstanding                            (58,019)             (55,181)             180,658
Beginning units                                        1,618,900            2,572,769            3,449,288
                                                 ----------------     ----------------     ----------------
Ending units                                           1,560,881            2,517,588            3,629,946
                                                 ================     ================     ================
Series with enhanced death benefit:
      Units sold                                               0                  153                   51
      Units redeemed                                        (420)                (191)                 (68)
      Units transferred                                     (866)                (161)              19,653
                                                 ----------------     ----------------     ----------------
Increase in units outstanding                             (1,286)                (199)              19,636
Beginning units                                           40,197               57,036              124,564
                                                 ----------------     ----------------     ----------------
Ending units                                              38,911               56,837              144,200
                                                 ================     ================     ================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the AMERICAN PATHWAY Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999



                                                        Growth           International        Growth-Income      Asset Allocation
                                                        Series               Series               Series              Series
                                                   ---------------      ---------------      ---------------      ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income                        $   232,765,155      $    30,264,795      $   241,303,065      $    27,071,220
                                                   ---------------      ---------------      ---------------      ---------------
      Net realized gains (losses) from
          securities transactions                       54,794,413            5,881,466           37,168,948            3,474,216
      Change in net unrealized appreciation/
          depreciation of investments                   51,904,742           44,599,764         (185,633,552)         (21,034,151)
                                                   ---------------      ---------------      ---------------      ---------------
      Increase (decrease) in net assets from
          operations                                   339,464,310           80,746,025           92,838,461            9,511,285
                                                   ---------------      ---------------      ---------------      ---------------
From capital transactions without
      enhanced death benefit:
          Net proceeds from units sold                  13,100,876            3,101,237           13,436,793            2,523,920
          Cost of units redeemed                      (131,492,615)         (31,530,857)        (121,983,041)         (22,315,136)
          Net transfers                                (17,909,381)          (4,438,860)         (29,366,689)          (3,467,977)
                                                   ---------------      ---------------      ---------------      ---------------
      Increase (decrease) in net assets from
          capital transactions                        (136,301,120)         (32,868,480)        (137,912,937)         (23,259,193)
                                                   ---------------      ---------------      ---------------      ---------------

From capital transactions with
      enhanced death benefit:
          Net proceeds from units sold                     244,663               27,398               70,854               16,838
          Cost of units redeemed                        (3,139,584)          (1,035,441)          (2,819,358)            (371,653)
          Net transfers                                  1,535,683              589,778            1,344,053              138,716
                                                   ---------------      ---------------      ---------------      ---------------
      Increase (decrease) in net assets from
          capital transactions                          (1,359,238)            (418,265)          (1,404,451)            (216,099)
                                                   ---------------      ---------------      ---------------      ---------------
Total increase (decrease) in net assets from
      capital transactions                            (137,660,358)         (33,286,745)        (139,317,388)         (23,475,292)
Increase (decrease) in net assets                      201,803,952           47,459,280          (46,478,927)         (13,964,007)
Net assets at beginning of period                      829,918,874          192,294,449          911,935,533          134,069,402
                                                   ---------------      ---------------      ---------------      ---------------
Net assets at end of period                        $ 1,031,722,826      $   239,753,729      $   865,456,606      $   120,105,395
                                                   ===============      ===============      ===============      ===============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Series without enhanced death benefit:
      Units sold                                           106,290              125,490              158,990               83,909
      Units redeemed                                    (1,124,346)          (1,238,410)          (1,423,871)            (747,714)
      Units transferred                                   (143,990)            (185,282)            (329,367)            (114,423)
                                                   ---------------      ---------------      ---------------      ---------------
Increase (decrease) in units outstanding                (1,162,046)          (1,298,202)          (1,594,248)            (778,228)
Beginning units                                          8,319,936            8,516,932           11,186,457            4,580,246
                                                   ---------------      ---------------      ---------------      ---------------
Ending units                                             7,157,890            7,218,730            9,592,209            3,802,018

Series with enhanced death benefit:
      Units sold                                             1,858                1,008                  661                  597
      Units redeemed                                       (25,992)             (39,577)             (32,294)             (12,361)
      Units transferred                                     14,400               24,544               16,366                4,976
                                                   ---------------      ---------------      ---------------      ---------------
Increase (decrease) in units outstanding                    (9,734)             (14,025)             (15,267)              (6,788)
Beginning units                                            246,591              274,584              346,306              117,171
                                                   ---------------      ---------------      ---------------      ---------------
Ending units                                               236,857              260,559              331,039              110,383
                                                   ===============      ===============      ===============      ===============

                                                                         U.S. Government/           Cash
                                                     High-Yield Bond        AAA-Rated            Management
                                                          Series         Securities Series          Series                TOTAL
                                                     ---------------      ---------------      ---------------      ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income                          $    14,618,129      $     5,197,756      $     3,198,931      $   554,419,051
                                                     ---------------      ---------------      ---------------      ---------------
      Net realized gains (losses) from
          securities transactions                         (2,214,298)          (1,247,463)             260,525           98,117,807
      Change in net unrealized appreciation/
          depreciation of investments                    (15,534,103)          (4,366,252)          (1,104,837)        (131,168,389)
                                                     ---------------      ---------------      ---------------      ---------------
      Increase (decrease) in net assets from
          operations                                      (3,130,272)            (415,959)           2,354,619          521,368,469
                                                     ---------------      ---------------      ---------------      ---------------
From capital transactions without
      enhanced death benefit:
          Net proceeds from units sold                     1,426,041            1,211,804            1,498,214           36,298,885
          Cost of units redeemed                         (14,151,044)         (13,908,469)         (41,669,609)        (377,050,771)
          Net transfers                                   (9,435,709)          (2,651,691)          44,373,459          (22,896,848)
                                                     ---------------      ---------------      ---------------      ---------------
      Increase (decrease) in net assets from
          capital transactions                           (22,160,712)         (15,348,356)           4,202,064         (363,648,734)
                                                     ---------------      ---------------      ---------------      ---------------

From capital transactions with
      enhanced death benefit:
          Net proceeds from units sold                         3,860               34,919               21,729              420,261
          Cost of units redeemed                            (439,078)            (370,879)          (3,103,222)         (11,279,215)
          Net transfers                                     (697,580)            (103,834)           3,552,013            6,358,829
                                                     ---------------      ---------------      ---------------      ---------------
      Increase (decrease) in net assets from
          capital transactions                            (1,132,798)            (439,794)             470,520           (4,500,125)
                                                     ---------------      ---------------      ---------------      ---------------
Total increase (decrease) in net assets from
      capital transactions                               (23,293,510)         (15,788,150)           4,672,584         (368,148,859)
Increase (decrease) in net assets                        (26,423,782)         (16,204,109)           7,027,203          153,219,610
Net assets at beginning of period                         99,007,208           79,621,006           63,760,446        2,310,606,918
                                                     ---------------      ---------------      ---------------      ---------------
Net assets at end of period                          $    72,583,426      $    63,416,897      $    70,787,649      $ 2,463,826,528
                                                     ===============      ===============      ===============      ===============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Series without enhanced death benefit:
      Units sold                                              34,677               50,256               77,574
      Units redeemed                                        (320,670)            (576,570)          (2,141,269)
      Units transferred                                     (205,338)            (109,978)           2,291,458
                                                     ---------------      ---------------      ---------------
Increase (decrease) in units outstanding                    (491,331)            (636,292)             227,763
Beginning units                                            2,110,231            3,209,061            3,221,525
                                                     ---------------      ---------------      ---------------
Ending units                                               1,618,900            2,572,769            3,449,288

Series with enhanced death benefit:
      Units sold                                                  82                1,421                1,127
      Units redeemed                                          (9,790)             (15,345)            (159,734)
      Units transferred                                      (15,639)              (4,292)             182,778
                                                     ---------------      ---------------      ---------------
Increase (decrease) in units outstanding                     (25,347)             (18,216)              24,171
Beginning units                                               65,544               75,252              100,393
                                                     ---------------      ---------------      ---------------
Ending units                                                  40,197               57,036              124,564
                                                     ===============      ===============      ===============



                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (Portion Relating to the AMERICAN PATHWAY Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998



                                                      Growth           International        Growth-Income      Asset Allocation
                                                      Series               Series              Series                Series
                                                 ---------------      ---------------      ---------------      ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income                      $   140,936,602      $    55,186,652      $   171,521,590      $    21,790,889

      Net realized gains (losses) from
          securities transactions                     36,100,628            6,770,497           48,041,283            6,314,535
      Change in net unrealized appreciation/
          depreciation of investments                 (4,153,331)         (35,151,898)         (99,061,374)         (16,945,240)
                                                 ---------------      ---------------      ---------------      ---------------
      Increase in net assets from operations         172,883,899           26,805,251          120,501,499           11,160,184
                                                 ---------------      ---------------      ---------------      ---------------
From capital transactions without
      enhanced death benefit:
          Net proceeds from units sold                11,310,144            3,843,803           13,409,149            2,037,565
          Cost of units redeemed                    (136,909,441)         (44,436,282)        (149,042,375)         (32,041,051)
          Net transfers                              (38,843,723)         (23,032,791)         (47,914,350)          (5,598,877)
                                                 ---------------      ---------------      ---------------      ---------------
      Decrease in net assets from capital
          transactions                              (164,443,020)         (63,625,270)        (183,547,576)         (35,602,363)
                                                 ---------------      ---------------      ---------------      ---------------

From capital transactions with
      enhanced death benefit:
          Net proceeds from units sold                    60,352               12,582               86,117               48,439
          Cost of units redeemed                      (2,262,899)            (658,863)          (1,708,249)            (554,229)
          Net transfers                               22,440,174            6,419,902           26,173,576            3,571,081
                                                 ---------------      ---------------      ---------------      ---------------
      Increase in net assets from capital
          transactions                                20,237,627            5,773,621           24,551,444            3,065,291
                                                 ---------------      ---------------      ---------------      ---------------
Total decrease in net assets from
      capital transactions                          (144,205,393)         (57,851,649)        (158,996,132)         (32,537,072)
Increase (decrease) in net assets                     28,678,506          (31,046,398)         (38,494,633)         (21,376,888)
Net assets at beginning of period                    801,240,368          223,340,847          950,430,166          155,446,290
                                                 ---------------      ---------------      ---------------      ---------------
Net assets at end of period                      $   829,918,874      $   192,294,449      $   911,935,533      $   134,069,402
                                                 ===============      ===============      ===============      ===============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Series without enhanced death benefit:
      Units sold                                         129,681              183,727              177,384               73,780
      Units redeemed                                  (1,575,198)          (2,089,593)          (1,984,051)          (1,157,060)
      Units transferred                                 (439,113)          (1,139,794)            (638,965)            (206,053)
                                                 ---------------      ---------------      ---------------      ---------------
Decrease in units outstanding                         (1,884,630)          (3,045,660)          (2,445,632)          (1,289,333)
Beginning units                                       10,204,566           11,562,592           13,632,089            5,869,579
                                                 ---------------      ---------------      ---------------      ---------------
Ending units                                           8,319,936            8,516,932           11,186,457            4,580,246
                                                 ===============      ===============      ===============      ===============
Series with enhanced death benefit:
      Units sold                                             733                  591                1,180                1,604
      Units redeemed                                     (25,136)             (30,359)             (22,792)             (19,293)
      Units transferred                                  256,158              295,902              348,315              128,582
                                                 ---------------      ---------------      ---------------      ---------------
Increase in units outstanding                            231,755              266,134              326,703              110,893
Beginning units                                           14,836                8,450               19,603                6,278
                                                 ---------------      ---------------      ---------------      ---------------
Ending units                                             246,591              274,584              346,306              117,171
                                                 ===============      ===============      ===============      ===============

                                                                         U.S. Government/         Cash
                                                   High-Yield Bond          AAA-Rated          Management
                                                       Series            Securities Series       Series                TOTAL
                                                   ---------------      ---------------      ---------------      ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income                        $    12,298,068      $     5,389,473      $     3,085,616      $   410,208,890
                                                   ---------------      ---------------      ---------------      ---------------
      Net realized gains (losses) from
          securities transactions                         (722,281)          (1,360,571)            (359,346)          94,784,745
      Change in net unrealized appreciation/
          depreciation of investments                   (8,779,751)           1,375,704             (204,232)        (162,920,122)
                                                   ---------------      ---------------      ---------------      ---------------
      Increase in net assets from operations             2,796,036            5,404,606            2,522,038          342,073,513
                                                   ---------------      ---------------      ---------------      ---------------
From capital transactions without
      enhanced death benefit:
          Net proceeds from units sold                   1,562,604              945,018              922,605           34,030,888
          Cost of units redeemed                       (22,720,142)         (18,518,179)         (44,573,172)        (448,240,642)
          Net transfers                                 (4,224,512)           8,495,231           33,786,324          (77,332,698)
                                                   ---------------      ---------------      ---------------      ---------------
      Decrease in net assets from capital
          transactions                                 (25,382,050)          (9,077,930)          (9,864,243)        (491,542,452)
                                                   ---------------      ---------------      ---------------      ---------------

From capital transactions with
      enhanced death benefit:
          Net proceeds from units sold                          75                1,887                7,924              217,376
          Cost of units redeemed                          (307,333)             (80,126)            (931,892)          (6,503,591)
          Net transfers                                  3,229,001            1,763,618            2,800,630           66,397,982
                                                   ---------------      ---------------      ---------------      ---------------
      Increase in net assets from capital
          transactions                                   2,921,743            1,685,379            1,876,662           60,111,767
                                                   ---------------      ---------------      ---------------      ---------------
Total decrease in net assets from
      capital transactions                             (22,460,307)          (7,392,551)          (7,987,581)        (431,430,685)
Increase (decrease) in net assets                      (19,664,271)          (1,987,945)          (5,465,543)         (89,357,172)
Net assets at beginning of period                      118,671,479           81,608,951           69,225,989        2,399,964,090
                                                   ---------------      ---------------      ---------------      ---------------
Net assets at end of period                        $    99,007,208      $    79,621,006      $    63,760,446      $ 2,310,606,918
                                                   ===============      ===============      ===============      ===============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Series without enhanced death benefit:
      Units sold                                            34,384               40,919               49,397
      Units redeemed                                      (498,009)            (794,063)          (2,358,982)
      Units transferred                                    (82,677)             355,501            1,792,405
                                                   ---------------      ---------------      ---------------
Decrease in units outstanding                             (546,302)            (397,643)            (517,180)
Beginning units                                          2,656,533            3,606,704            3,738,705
                                                   ---------------      ---------------      ---------------
Ending units                                             2,110,231            3,209,061            3,221,525
                                                   ===============      ===============      ===============
Series with enhanced death benefit:
      Units sold                                                 2                   80                  424
      Units redeemed                                        (6,835)              (3,422)             (49,216)
      Units transferred                                     71,015               75,343              149,185
                                                   ---------------      ---------------      ---------------
Increase in units outstanding                               64,182               72,001              100,393
Beginning units                                              1,362                3,251                    0
                                                   ---------------      ---------------      ---------------
Ending units                                                65,544               75,252              100,393
                                                   ===============      ===============      ===============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE AMERICAN PATHWAY VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY


                          NOTES TO FINANCIAL STATEMENTS


1.      ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Variable Separate Account (Portion Relating to the PATHWAY Variable Annuity) of Anchor National Life Insurance Company (the "Separate Account") is a segregated investment account of Anchor National Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services company. At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc., a Maryland corporation. On January 1, 1999, SunAmerica Inc. merged with and into AIG in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, immediately prior to the effectiveness of the merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Holdings, Inc., a Delaware corporation. SunAmerica Holdings, Inc. subsequently changed its name to SunAmerica Inc. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

        The Separate Account is composed of seven variable series (the "Variable Accounts"). Each of the Variable Accounts is invested solely in shares of a designated series of the Anchor Pathway Fund (the "Fund"). The Fund is a diversified, open-end, affiliated investment company, which retains an investment adviser to assist in the investment activities of the Fund. The contractholder may elect to have payments allocated to a guaranteed-interest fund of the Company (the "General Account"), which is not a part of the Separate Account. If no election is made, the payments will be invested according to the contractholder's last allocation instructions. The financial statements include balances allocated by the contractholder to the seven Variable Accounts and do not include balances allocated to the General Account.

        The inception date of the Growth Series, Growth-Income Series, High-Yield Bond Series and Cash Management Series Portfolios was February 7, 1984. The inception date of the U.S. Government/AAA-Rated Securities Series Portfolio was November 20, 1985. The inception date of the Asset Allocation Series Portfolio was March 31, 1989. The inception date of the International Series Portfolio was May 3, 1990.

        The investment objectives and policies of the seven series of the Fund are summarized below:

        The GROWTH SERIES seeks growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics.

        The INTERNATIONAL SERIES seeks long-term growth of capital. This portfolio invests in securities of issuers domiciled outside the United States.

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE AMERICAN PATHWAY VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY


                          NOTES TO FINANCIAL STATEMENTS

        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The GROWTH-INCOME SERIES seeks growth of capital and income. This portfolio invests primarily in securities which demonstrate the potential for appreciation and/or dividends.

        The ASSET ALLOCATION SERIES seeks high total return (including income and capital gains) consistent with preservation of capital over the long term. This portfolio invests in a diversified selection of common stocks and other equity-type securities (such as convertible bonds and preferred stocks), bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

        The HIGH-YIELD BOND SERIES seeks a high level of current income and secondarily seeks capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities.

        The U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES seeks a high level of current income consistent with prudent investment risk and preservation of capital. This portfolio invests primarily in a combination of (i) securities guaranteed by the U.S. Government and (ii) other debt securities rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investors Service, Inc. or that have not received a rating but are determined to be of comparable quality by the investment adviser.

        The CASH MANAGEMENT SERIES seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

        Purchases and sales of shares of the series of the Fund are valued at the net asset values of the shares on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded when received. Realized gains and losses on the sale of investments in the Fund are recognized at the date of sale and are determined on an average cost basis.

        In October, 1997, the Company began to offer an enhanced death benefit to existing and new policyholders. Choice of this benefit results in a 0.10% increase in the Mortality Risk Charge (Note 2), and therefore in slightly reduced accumulation unit values. The two accumulation unit values for each Variable Account are computed daily based on the total net assets applicable to policies with and without the enhanced benefit, respectively. The accumulation unit values, the transactions, the number of units and the separate account assets related to policies with and without the enhanced death benefit are shown separately in the financial statements.

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE AMERICAN PATHWAY VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY


                          NOTES TO FINANCIAL STATEMENTS

2.      CHARGES AND DEDUCTIONS

        Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

        WITHDRAWAL CHARGES: The contract value may be withdrawn at any time during the accumulation period. There is a free withdrawal amount for the first withdrawal during a contract year after the first contract year. The free withdrawal amount equals 10% of the total of purchase payments made more than one year prior to the date of withdrawal. Should a withdrawal exceed the free withdrawal amount, a contingent deferred sales charge of 5% is imposed on the excess for the first five contract years and paid to the Company.

        The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated to the oldest purchase payments first so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge will apply.

        CONTRACT ADMINISTRATION CHARGE: An annual contract administration charge of $30 is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The contract administration charge will be assessed on each anniversary of the issue date of the contract prior to the date when annuity payments begin. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender.

        TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

        PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender, upon death of the contractholder or upon annuitization; however, it reserves the right to deduct premium taxes when incurred. Premium taxes generally range from 0% to 3.5%.

        MORTALITY RISK CHARGE: The Company deducts a mortality risk charge, which equals an annual rate of 0.80% of the net asset value of each series, computed on a daily basis. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE AMERICAN PATHWAY VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY


                          NOTES TO FINANCIAL STATEMENTS

        CHARGES AND DEDUCTIONS (continued)

        and to provide a death benefit if the contractholder dies prior to the date annuity payments begin. If the contractholder elects the optional enhanced guaranteed minimum death benefit, the mortality risk premium will equal an annual rate of 0.90% of the net asset value of each series, computed on a daily basis.

        EXPENSE RISK CHARGE: The Company deducts an expense risk charge, which equals an annual rate of 0.35% of the net asset value of each series, computed on a daily basis. The expense risk charge is compensation for the risk assumed by the Company that the cost of administering the contracts will exceed the amount received from the contract administration charge.

        DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each series, computed on a daily basis. The distribution expense charge is designed to compensate the Company for assuming a distribution expense risk due to the guarantee that the withdrawal charge stated in the Contract will not be increased.

        SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE AMERICAN PATHWAY VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY


                          NOTES TO FINANCIAL STATEMENTS


3.      INVESTMENT IN ANCHOR AMERICAN PATHWAY FUND


        The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the one month ended December 31, 1999 consist of the following:

                                  Cost of Shares       Proceeds From
Variable Accounts                    Acquired           Shares Sold
-----------------                 --------------       -------------
Growth Series                      $ 1,432,251          $15,180,200
International Series                   650,704            3,759,140
Growth-Income Series                    75,422           15,687,601
Asset Allocation Series                102,663            2,963,235
High-Yield Bond Series                  28,559            2,720,051
U.S. Government/AAA-Rated
   Securities Series                   302,382            1,705,196
Cash Management Series               7,885,425            3,996,004

        The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the year ended November 30, 1999 consist of the following:

                                  Cost of Shares         Proceeds From
Variable Accounts                    Acquired             Shares Sold
-----------------                 --------------         -------------
Growth Series                      $280,534,863          $185,430,066
International Series                 41,856,490            44,878,440
Growth-Income Series                264,770,075           162,784,398
Asset Allocation Series              30,511,723            26,915,795
High-Yield Bond Series               31,715,479            40,390,860
U.S. Government/AAA-Rated
   Securities Series                 16,867,472            27,457,866
Cash Management Series              123,760,176           115,888,661

                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE AMERICAN PATHWAY VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY


                          NOTES TO FINANCIAL STATEMENTS

4.      FEDERAL INCOME TAXES

        The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. The Separate Account is not treated as a regulated investment company under the Code.


5.      FISCAL YEAR CHANGE

        Effective December 31, 1999, the Separate Account changed its fiscal year end from November 30 to December 31. Accordingly, the financial statements include the results of operations for the transition period, which are not necessarily indicative of operations for a full year.

        Results for the comparable prior period are summarized below.

                                                           One month ended
                                                          December 31, 1998
                                                          -----------------
Total investment income                                     $           0
                                                            -------------
Net investment income (loss)                                   (2,587,567)

Net realized gains from securities transactions                 8,993,807

Change in net unrealized appreciation/depreciation
         of investments                                       128,182,000
                                                            -------------
Increase in net assets from operations                      $ 134,588,240
                                                            =============

                           PART C - OTHER INFORMATION


Item 24.     Financial Statements and Exhibits
----------------------------------------------

(a)    Financial Statements
---------------------------

       The following financial statements are included in Part B of the Registration Statement:


               Consolidated Financial Statements of Anchor National Life Insurance Company for the fiscal year ended September 30, 1998.


               Audited Transition Report of Anchor National Life Insurance Company as of and for the three months ended December 31, 1998.

               Audited Financial Statements of Variable Separate Account (Portion Relating to the AMERICAN PATHWAY Variable Annuity) for the one month ended December 31, 1999 and for the fiscal year ended November 30, 1999.


(b)    Exhibits
----------------

(1)            Resolutions Establishing Separate Account......                ***
(2)            Custody Agreements.............................                **
(3)            (a) Distribution Contract......................                ***
               (b) Selling Agreement..........................                ***
(4)            Variable Annuity Contract......................                ***
(5)            Application for Contract.......................                ***
(6)            Depositor - Corporate Documents
               (a) Certificate of Incorporation...............                ***
               (b) By-Laws....................................                ***
(7)            Reinsurance Contract...........................                **
(8)            Fund Participation Agreement...................                ***
(9)            Opinion of Counsel.............................                ***
               Consent of Counsel.............................                ***
(10)           Consent of Independent Accountants.............                *
(11)           Financial Statements Omitted from Item 23......                **
(12)           Initial Capitalization Agreement...............                **
(13)           Performance Computations.......................                **
(14)           Diagram and Listing of All Persons Directly
               or Indirectly Controlled By or Under Common
               Control with Anchor National Life Insurance
               Company, the Depositor of Registrant...........                *****
(15)           Powers of Attorney.............................                ****
(27)           Financial Data Schedules.......................                **


    * Filed Herewith
   ** Not Applicable
  *** Filed on January 29, 1998, Post-Effective Amendments 27 and 20 to this
      Registration Statement
 **** Filed on January 27, 1997, Post-Effective Amendment 26 and 19 to this
      Registration Statement
***** Filed on December 29, 1999, Post-Effective Amendment 29 and 22 to this
      Registration Statement

Item 25.  Directors and Officers of the Depositor
-------------------------------------------------
               The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.
Name                                                      Position
----                                                      --------
Eli Broad                                   Chairman, President and
                                              Chief Executive Officer
Jay S. Wintrob                              Director and Executive
                                              Vice President
James R. Belardi                            Director and Senior Vice President
Jana W. Greer                               Director and Senior Vice President
Susan L. Harris                             Director, Senior Vice President
                                              and Secretary

N. Scott Gillis                             Director and Senior Vice President
Edwin R. Raquel                             Senior Vice President and Chief
                                              Actuary
Mark H. Gamsin                              Director and Senior Vice President
Scott H. Richland                           Vice President
J. Franklin Grey                            Vice President
Edward P. Nolan*                            Vice President
Gregory M. Outcalt                          Senior Vice President and Controller
P. Daniel Demko, Jr.                        Vice President
Kevin J. Hart                               Vice President
David Bechtel                               Vice President and Treasurer
Stewart R. Polakov                          Vice President

------------------
* 88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525
Item 26.  Persons Controlled By or Under Common Control With Depositor or
-------------------------------------------------------------------------
Registrant
----------

               The Registrant is a separate account of Anchor National Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 of the Initial Registration Statement of Variable Annuity Account Seven and Anchor National Life Insurance Company, (File Nos. 333-65965 and 811-09003)(N-4) and (333-65953)(S-1), which is incorporated herein by reference. As of January 4, 1999, Anchor National became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed March 31, 1999.


Item 27.   Number of Contract Owners
------------------------------------

               As of December 31, 1999, the number of Contracts funded by the Variable Separate Account was 34,105, of which 16,783 were owners of Qualified Contracts and 17,322 were owners of Non-Qualified Contracts.


Item 28.  Indemnification
-------------------------

               None.


Item 29.   Principal Underwriter
--------------------------------

               SunAmerica Capital Services, Inc. serves as distributor to the Registrant.

SunAmerica Capital Services, Inc. also acts as the principal underwriter to the following:

     -    Presidential Variable Account One
     -    FS Variable Separate Account
     -    Variable Annuity Account One
     -    FS Variable Annuity Account One
     -    Variable Annuity Account Four
     -    Variable Annuity Account Five
     -    Variable Annuity Account Seven
     -    SunAmerica Income Funds
     -    SunAmerica Equity Funds
     -    SunAmerica Money Market Funds, Inc.
     -    Style Select Series, Inc.
     -    SunAmerica Strategic Investment Series, Inc.

               Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.

               Name                                                     Position with Distributor
               ----                                                     -------------------------

               J. Steven Neamtz                                    Director and President
               Robert M. Zakem                                     Director, Executive Vice
                                                                     President, General Counsel
                                                                     and Assistant Secretary
               Peter Harbeck                                       Director
               James Nichols                                       Vice President
               Susan L. Harris                                     Secretary
               Debbie Potash-Turner                                Controller

                             Net
                             Distribution            Compensation

Name of                  Discounts and      on Redemption        Brokerage
Distributor              Commissions        Annuitization        Commission   Commissions*
------------             --------------     -------------        -----------  ------------
SunAmerica               None                None                 None         None
 Capital
 Services, Inc.


------------------

* Distribution fee is paid by Anchor National Life Insurance Company.

Item 30.   Location of Accounts and Records
--------------------------------------------

               Anchor National Life Insurance Company, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

               State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.


Item 31.  Management Services
-----------------------------

               Not Applicable.


Item 32.  Undertakings
----------------------

               Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.  Representation
------------------------

a) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
         Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's
         Section 403(b) arrangement to which the participant may elect to transfer his contract value.


b) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company and Registrant represent that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


               As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 24 day of March, 2000.


                                VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                            (Depositor)


                                By: /S/ JAY S. WINTROB
                                ----------------------------------------
                                        Jay S. Wintrob
                                        Executive Vice President


                                By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor, on behalf of itself and
                                    Registrant)


                                By: /S/ JAY S. WINTROB
                                ----------------------------------------
                                        Jay S. Wintrob
                                        Executive Vice President





               As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacity and on the dates indicated.


SIGNATURE                                TITLE                        DATE


ELI BROAD*                         President, Chief
------------------------           Executive Officer and
Eli Broad                          Chairman  of the Board
                                   (Principal Executive
                                   Officer)


MARC H. GAMSIN*                    Senior Vice President
------------------------           and Director
Marc H. Gamsin



N. SCOTT GILLIS*                   Senior Vice President
------------------------           and Director
N. Scott Gillis



JAMES R. BELARDI*                  Director
------------------------
James R. Belardi


JANA W. GREER*                     Director
------------------------
Jana W. Greer


/S/ SUSAN L. HARRIS                Director                  March 24, 2000
------------------------
Susan L. Harris


JAY S. WINTROB*                    Director
------------------------
Jay S. Wintrob





* By: /S/ SUSAN L. HARRIS          Attorney-in-Fact
     ----------------------
      Susan L. Harris


Date:  March 24, 2000



** KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby constitutes and appoints SUSAN L. HARRIS AND CHRISTINE A. NIXON or each of them, as his true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Registration Statement, and to file the same, with all exhibits thereto, and other documents in connection therewith, as fully to all intents as he might or could do in person, including specifically, but without limiting the generality of foregoing, to (i) take any action to comply with any rules, regulations or requirements of the Securities and Exchange Commission under the federal securities laws; (ii) make application for and secure any exemptions from the federal securities laws;
(iii) register additional annuity contracts under the federal securities laws, if registration is deemed necessary. The undersigned hereby ratifies and confirms all that said attorneys-in-fact and agents or any of them, or their substitutes, shall do or cause to be done by virtue thereof.


**/s/ GREGORY M. OUTCALT            Senior Vice President         March 24, 2000
------------------------            and Controller
Gregory M. Outcalt

                                  EXHIBIT INDEX



Exhibit                Description
-------                -----------

Exhibit 10             Consent of Independent Accountants